Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventory
	December 31
	2021	2020
	USD in thousands

Raw materials and supplies	-	44
Finished goods	1,227	278
Provision for impairment	-	(79)
	1,227	243